Financial instruments - Fair values and risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Changes in equity due to increase in risk component	€ 0	€ 0	€ 0
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of Reasonably Possible Increase (decrease) in Risk Assumption	10.00%
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Changes in profit loss due to increase in risk component	€ (38)	(2)	(33)
Changes in profit loss due to decrease in risk component	46	26	40
Changes in equity due to increase in risk component	(554)	(588)	(372)
Changes in equity due to decrease in risk component	€ 677	695	€ 304
Jet fuel risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of Reasonably Possible Increase (decrease) in Risk Assumption	10.00%
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Changes in profit loss due to increase in risk component	€ 4	47
Changes in profit loss due to decrease in risk component	(7)	(40)
Changes in equity due to increase in risk component	258	234
Changes in equity due to decrease in risk component	€ (258)	€ (234)